Quarterly Report
September 30, 2020
MFS®  Prudent Investor Fund
FPP-Q1

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 51.5%
Alcoholic Beverages – 1.2%
Heineken N.V.	5,261	$468,048
Apparel Manufacturers – 1.1%
Adidas AG (a)	1,344	$435,071
Business Services – 2.0%
Accenture PLC, “A”	2,200	$497,178
SGS S.A.	94	251,980
		$749,158
Cable TV – 1.7%
Charter Communications, Inc., “A” (a)	1,007	$628,710
Computer Software – 7.6%
Cadence Design Systems, Inc. (a)	2,777	$296,112
Check Point Software Technologies Ltd. (a)	6,224	748,996
Citrix Systems, Inc.	4,871	670,785
Oracle Corp.	10,635	634,909
Sage Group PLC	59,202	548,280
		$2,899,082
Computer Software - Systems – 2.3%
Amadeus IT Group S.A.	7,655	$424,822
Constellation Software, Inc.	415	461,151
		$885,973
Consumer Products – 4.3%
Beiersdorf AG	6,086	$692,146
Kao Corp.	6,700	502,769
Kose Corp.	3,700	452,398
		$1,647,313
Consumer Services – 1.4%
Booking Holdings, Inc. (a)	303	$518,336
Electrical Equipment – 1.0%
Legrand S.A.	4,543	$362,684
Electronics – 1.2%
Kyocera Corp.	8,000	$457,104
Food & Beverages – 2.9%
Danone S.A.	6,536	$423,158
Nestle S.A.	5,772	685,208
		$1,108,366
Insurance – 0.8%
Swiss Re Ltd.	3,949	$292,289
Internet – 3.0%
Alphabet, Inc., “A” (a)	627	$918,931
Scout24 AG	2,296	200,550
		$1,119,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.6%
Nintendo Co. Ltd.	1,100	$625,328
Machinery & Tools – 0.2%
Marel HF	14,584	$70,961
Medical & Health Technology & Services – 1.0%
Premier, Inc., “A”	11,347	$372,522
Precious Metals & Minerals – 0.9%
VanEck Vectors Junior Gold Miners ETF (a)	7,081	$331,813
Printing & Publishing – 2.2%
Wolters Kluwer N.V.	9,669	$825,745
Real Estate – 8.1%
Deutsche Wohnen SE	9,860	$493,512
LEG Immobilien AG	12,155	1,735,787
Vonovia SE, REIT	12,385	850,628
		$ 3,079,927
Specialty Chemicals – 1.6%
Nitto Denko Corp.	9,200	$599,789
Specialty Stores – 2.3%
Costco Wholesale Corp.	2,450	$869,750
Telecommunications - Wireless – 1.6%
KDDI Corp. (l)	24,000	$607,103
Trucking – 1.5%
Yamato Holdings Co. Ltd.	21,900	$576,470
Total Common Stocks		$19,531,023
Bonds – 25.9%
Automotive – 0.7%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$245,000	$255,106
Broadcasting – 1.4%
Netflix, Inc., 5.375%, 11/15/2029 (n)	$240,000	$282,876
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	250,000	257,799
		$ 540,675
Building – 0.9%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$230,000	$236,900
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	102,000	100,673
		$ 337,573
Computer Software - Systems – 0.7%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$251,000	$258,844
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$195,000	$153,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Match Group, Inc., 5%, 12/15/2027 (n)	$65,000	$68,575
Match Group, Inc., 4.625%, 6/01/2028 (n)	130,000	133,900
		$ 202,475
Electronics – 0.6%
Sensata Technologies B.V., 5%, 10/01/2025 (n)	$195,000	$209,625
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	28,000	27,825
		$ 237,450
Financial Institutions – 0.3%
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	$114,000	$114,687
Insurance - Property & Casualty – 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$255,000	$264,244
Medical Equipment – 0.6%
Teleflex, Inc., 4.625%, 11/15/2027	$210,000	$221,025
Midstream – 0.3%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$95,000	$97,185
Real Estate - Healthcare – 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$240,000	$247,200
Specialty Chemicals – 0.6%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$233,000	$239,116
Telecommunications - Wireless – 0.7%
SBA Communications Corp., 4.875%, 9/01/2024	$155,000	$158,860
SBA Communications Corp., 3.875%, 2/15/2027 (n)	100,000	101,500
		$ 260,360
U.S. Treasury Obligations – 16.1%
U.S. Treasury Notes, 2.375%, 12/31/2020	$1,215,000	$1,221,771
U.S. Treasury Notes, 2.25%, 3/31/2021	1,200,000	1,212,797
U.S. Treasury Notes, 2.125%, 6/30/2021	1,205,000	1,223,075
U.S. Treasury Notes, 1.125%, 9/30/2021 (f)	1,210,000	1,221,816
U.S. Treasury Notes, 2%, 12/31/2021	1,190,000	1,217,612
		$ 6,097,071
Utilities - Electric Power – 0.7%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$190,000	$199,500
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	70,000	72,275
		$ 271,775
Total Bonds		$ 9,797,861
Investment Companies (h) – 21.9%
Money Market Funds – 21.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	8,298,716	$8,298,716
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.9%
Currency Options – 0.1%
CNH Currency – July 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	$ 1,695,414	CNH 10,851,000	$7,965

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Currency Options – continued
CNH Currency – July 2021 @ $0.13	Put	Morgan Stanley Capital Services	$ 1,699,433	CNH 10,888,000	$8,188
HKD Currency – November 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	531,000	HKD 6,832,000	3,322
HKD Currency – November 2021 @ $0.13	Put	Morgan Stanley Capital Services	894,068	HKD 6,889,000	3,479
HKD Currency – December 2021 @ $0.13	Put	Morgan Stanley Capital Services	350,206	HKD 2,700,000	1,539
					$24,493
Market Index Securities – 0.8%
Euro Stoxx 50 Index – December 2021 @ EUR 3,000	Put	Goldman Sachs International	$ 262,104	7	$20,362
Russell 2000 Index – December 2020 @ $1,200	Put	Merrill Lynch International	150,769	1	1,433
Russell 2000 Index – December 2020 @ $1,200	Put	Goldman Sachs International	150,769	1	1,433
Russell 2000 Index – December 2020 @ $1,150	Put	Goldman Sachs International	301,539	2	2,280
Russell 2000 Index – June 2021 @ $1,150	Put	Goldman Sachs International	150,769	1	4,360
Russell 2000 Index – June 2021 @ $1,300	Put	Goldman Sachs International	150,769	1	7,490
Russell 2000 Index – June 2021 @ $1,200	Put	Goldman Sachs International	301,539	2	10,480
Russell 2000 Index – June 2021 @ $1,250	Put	Goldman Sachs International	603,077	4	26,200
Russell 2000 Index – December 2021 @ $1,100	Put	Goldman Sachs International	150,769	1	5,950
Russell 2000 Index – December 2021 @ $1,300	Put	Goldman Sachs International	452,308	3	31,500
Russell 2000 Index – December 2021 @ $1,150	Put	Goldman Sachs International	452,308	3	20,700
Russell 2000 Index – December 2021 @ $1,250	Put	Goldman Sachs International	452,306	3	27,450
Russell 2000 Index – December 2021 @ $1,200	Put	Goldman Sachs International	452,308	3	22,335
Russell 2000 Index – December 2021 @ $1,350	Put	Goldman Sachs International	603,077	4	49,200
S&P 500 Index – December 2020 @ $2,000	Put	JPMorgan Chase Bank N.A.	336,300	100	420
S&P 500 Index – December 2020 @ $1,800	Put	Goldman Sachs International	336,300	1	265
S&P 500 Index – December 2020 @ $2,100	Put	Goldman Sachs International	672,600	2	1,100
S&P 500 Index – December 2020 @ $2,150	Put	Goldman Sachs International	672,600	2	1,220
S&P 500 Index – June 2021 @ $2,200	Put	Goldman Sachs International	336,300	1	4,500
S&P 500 Index – June 2021 @ $2,300	Put	Goldman Sachs International	336,300	1	5,032
S&P 500 Index – June 2021 @ $2,700	Put	Goldman Sachs International	336,300	1	10,272
S&P 500 Index – June 2021 @ $2,800	Put	Goldman Sachs International	336,300	1	12,700
S&P/ASX 200 Index – December 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	333,251	80	5,845
S&P/ASX 200 Index – December 2020 @ AUD 5,300	Put	JPMorgan Chase Bank N.A.	333,251	80	6,184
S&P/ASX 200 Index – December 2020 @ AUD 5,100	Put	JPMorgan Chase Bank N.A.	208,282	50	2,798
S&P/ASX 200 Index – December 2020 @ AUD 5,400	Put	JPMorgan Chase Bank N.A.	208,282	50	4,559
S&P/ASX 200 Index – March 2021 @ AUD 5,400	Put	Goldman Sachs International	416,564	10	15,793
S&P/ASX 200 Index – September 2021 @ AUD 5,000	Put	Goldman Sachs International	291,595	7	12,509
					$314,370
Total Purchased Options					$338,863

Written Options (see table below) – (0.0)%	$(3,644)

Other Assets, Less Liabilities – (0.2)%	(65,898)
Net Assets – 100.0%	$37,896,921
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,298,716 and $29,667,747, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,777,020, representing 7.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
EUR	Euro
HKD	Hong Kong Dollar
Derivative Contracts at 9/30/20
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
CNH Currency	Put	JPMorgan Chase Bank N.A.	CNH 10,851,000	$1,646,230	$0.13	July – 2021	$(1,780)
CNH Currency	Put	JPMorgan Chase Bank N.A.	CNH 10,888,000	1,649,334	0.13	July – 2021	(1,864)
							$(3,644)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Russell 2000 Index	Short	USD	12	$902,640	December – 2020	$9,572
S&P 500 E-Mini Index	Short	USD	6	1,005,600	December – 2020	5,147
						$14,719
At September 30, 2020, the fund had liquid securities with an aggregate value of $148,436 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and written options. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,407,233	$246,320	$—	$5,653,553
Germany	4,407,694	20,362	—	4,428,056
Japan	—	3,820,961	—	3,820,961
Netherlands	1,293,793	—	—	1,293,793
Switzerland	937,188	292,289	—	1,229,477
United Kingdom	—	880,093	—	880,093
France	423,158	362,684	—	785,842
Israel	748,996	—	—	748,996
Canada	461,151	—	—	461,151
Other Countries	70,961	472,510	—	543,471
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	6,097,071	—	6,097,071
U.S. Corporate Bonds	—	3,586,103	—	3,586,103
Foreign Bonds	—	114,687	—	114,687
Purchased Currency Options	—	24,493	—	24,493
Mutual Funds	8,298,716	—	—	8,298,716
Total	$22,048,890	$15,917,573	$—	$37,966,463
Other Financial Instruments
Futures Contracts – Assets	$14,719	$—	$—	$14,719
Written Options – Liabilities	—	(3,644)	—	(3,644)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2020, the value of securities loaned was $252,563. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $273,452.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,428,681	$7,977,869	$6,107,230	$(358)	$(246)	$8,298,716
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,088	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	63.8%
Germany	11.4%
Japan	10.1%
Netherlands	3.4%
Switzerland	3.2%
United Kingdom	2.3%
France	2.1%
Israel	2.0%
Canada	1.2%
Other Countries	0.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.